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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

                                                     2nd Quarter
Report for the Calendar Year or Quarter Ended:      June 30, 2000
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     1
                                               ---------
This Amendment (Check only one.):    /X/ is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Smith Asset Management Group, L.P.
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Address:          200 Crescent Court
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                  Suite 850
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                  Dallas, Texas 75201
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Form 13F File Number: 28-03459
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    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen S. Smith
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Title:    CEO
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Phone:    214-880-4601
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Signature, Place, and Date of Signing:
 /s/ Stephen S. Smith               Dallas, Texas        08-17-00
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[Signature]                        [City, State]       [Date]


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Text:

The previous 13F-HR Filing under CIK 0001004774 was filed in error and should be disregarded. The incorrect accession number was 0000912057-00-034606